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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boone Capital Management, LP
Address: 400 Madison Avenue, Suite 12D
         New York, NY 10017

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark E. Zoldan
Title: Chief Financial Officer
Phone: 212-224-7865

Signature, Place, and Date of Signing:

    /s/ Mark Zoldan
------------------------          New York, NY            February 13, 2008
         (Name)                   (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 10 Items

Form 13F Information Table Value Total: $107,261 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                                             Voting
                                              Market Value  Shares/   Sh/ Invstmt   Other   Authority
Name of Issuer       Title of Class   CUSIP    (x $1000)    Prn Amt.  Prn Discretn Managers   Sole
--------------       -------------- --------- ------------ ---------- --- -------- -------- ----------
CKE RESTAURANTS INC       COM       12561E105     9,002       682,000 SH    SOLE     NONE      682,000
COMPASS DIVERSIFIED
  HOLDING              SH BEN INT   20451Q104    14,069       944,200 SH    SOLE     NONE      944,200
DENNYS CORP               COM       24869P104     5,036     1,342,900 SH    SOLE     NONE    1,342,900
GRAPHIC PACKAGING
  CORP DEL                COM       388688103    13,856     3,755,000 SH    SOLE     NONE    3,755,000
GREAT WOLF RESORTS
  INC                     COM       391523107    10,989     1,120,200 SH    SOLE     NONE    1,120,200
KEY ENERGY SVCS INC       COM       492914106    12,958       900,500 SH    SOLE     NONE      900,500
PINNACLE AIRL CORP        COM       723443107    14,789       969,766 SH    SOLE     NONE      969,766
RIMAGE CORP               COM       766721104    13,390       516,000 SH    SOLE     NONE      516,000
SUPERTEL HOSPITALITY
  INC MD                  COM       868526104     4,107       668,900 SH    SOLE     NONE      668,900
THERMADYNE HLDGS        COM PAR
  CORP NEW               $0.01      883435307     9,065       788,221 SH    SOLE     NONE      788,221

                                                107,261    11,687,687                       11,687,687